Operating segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating Segments
6. OPERATING SEGMENTS
In evaluating the results of the Group and allocating resources, the Group’s Chief Operation Decision Maker (“CODM”) utilizes the method of disclosing the financial information of the segments based on the organization of the Group. This financial information on the segments in this note is regularly reviewed by the CODM.
(1) Segment by type of organization
The Group’s reporting segments consist of banking, insurance, credit card, capital, investment securities and other sectors, and the composition of such reporting segments was divided based on internal report data periodically reviewed by the management to evaluate the performance of the segment and make decisions on the resources to be distributed.

Operational scope
Banking	Loans/deposits and relevant services for customers of Woori Bank and its subsidiaries
Insurance	Contracting and maintenance of insurance policies, payment of insurance benefits, provision of life insurance-related services, and accompanying business for customers of Tongyang Life Insurance Co., Ltd. and ABL Life Insurance Co., Ltd.
Credit card	Credit card, cash services, card loans and accompanying business of Woori Card Co., Ltd.
Capital	Installments, loans including lease financing, and accompanying business of Woori Financial Capital Co., Ltd.
Investment Securities	Securities operation, sale of financial instruments, project financing and other related activities for investment securities of Woori Investment Securities Co., Ltd.
Others	Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Ltd., Woori Financial F&I Co., Ltd., Woori Savings Bank., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(2) The composition of each organization’s sectors for the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Banking	Credit card	Capital	Investment banking	Others (*1)	Sub-total	Other adjustments (*2)	Internal adjustments (*3)	Consolidated Adjustments (*4)	Total
Net interest income	6,535,929	667,053	324,013	100,041	115,089	7,742,125	79,401	917,949	3,065	8,742,540
Non-interest income(expense)	1,475,139	121,593	129,347	44,595	2,011,486	3,782,160	14,475	(740,918)	(1,960,879)	1,094,838
Impairment losses due to credit loss	(894,827)	(355,879)	(188,682)	(160,182)	(119,684)	(1,719,254)	—	(177,384)	1,722	(1,894,916)
General and administrative expense	(3,799,282)	(285,308)	(96,469)	(51,496)	(556,427)	(4,788,982)	(823)	—	346,372	(4,443,433)

Net operating income(expense)	3,316,959	147,459	168,209	(67,042)	1,450,464	5,016,049	93,053	(353)	(1,609,720)	3,499,029

Share of gain of associates	88,788	—	395	236	3,373	92,792	(143)	—	17,182	109,831
Other non-operating expense	(76,312)	(4,163)	(2,106)	(990)	(972)	(84,543)	3,153	353	(10,370)	(91,407)

Non-operating income(expense)	12,476	(4,163)	(1,711)	(754)	2,401	8,249	3,010	353	6,812	18,424

Net income(expense) before tax	3,329,435	143,296	166,498	(67,796)	1,452,865	5,024,298	96,063	—	(1,602,908)	3,517,453
Tax expense	(814,354)	(31,232)	(38,662)	14,423	(31,833)	(901,658)	—	—	11,099	(890,559)

Net income(loss)	2,515,081	112,064	127,836	(53,373)	1,421,032	4,122,640	96,063	—	(1,591,809)	2,626,894

Total assets	458,017,067	17,491,193	12,417,338	6,375,625	29,725,013	524,026,236	2,846,897	—	(28,868,197)	498,004,936

Investment in associate	1,029,697	—	34,613	4,783	23,882,409	24,951,502	26,302	—	(23,182,434)	1,795,370
Other assets	456,987,370	17,491,193	12,382,725	6,370,842	5,842,604	499,074,734	2,820,595	—	(5,685,763)	496,209,566

Total liabilities	431,313,615	14,830,408	10,796,683	5,273,890	4,424,086	466,638,682	118,442	—	(2,149,678)	464,607,446

(*1)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(*2)	Other adjustments include the funds subject to Group’s consolidation not included in the reporting segment.
(*3)
Internal adjustments include the adjustment of deposit insurance premiums of KRW 464,213 million and fund contribution fees of KRW 453,805 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards

(*4)
Consolidation adjustments include the elimination of KRW 343,810 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 1,482,956 million of dividends received by the holding company from its subsidiaries.

	For the year ended December 31, 2024
	Banking(*1)	Credit card	Capital	Investment banking	Others (*2)	Sub-total	Other adjustments (*3)	Internal adjustments (*4)	Consolidated Adjustments (*5)	Total
Net interest income	6,542,449	706,130	231,596	106,558	129,900	7,716,633	126,600	1,042,561	542	8,886,336
Non-interest income(expense)	1,944,528	192,194	144,097	51,629	1,578,890	3,911,338	70,545	(769,593)	(1,658,168)	1,554,122
Impairment losses due to credit loss	(670,753)	(403,805)	(84,017)	(91,351)	(176,511)	(1,426,437)	(13,884)	(273,889)	(2,085)	(1,716,295)
General and administrative expense	(3,746,916)	(302,067)	(103,870)	(74,191)	(420,370)	(4,647,414)	(1,104)	—	179,545	(4,468,973)

Net operating income(expense)	4,069,308	192,452	187,806	(7,355)	1,111,909	5,554,120	182,157	(921)	(1,480,166)	4,255,190

Share of gain(loss) of associates	44,067	—	(1,262)	215	5,316	48,336	(4)	—	27,933	76,265
Other non-operating income(expense)	(104,388)	(4,053)	(2,579)	7,476	10,440	(93,104)	8,535	921	(24,960)	(108,608)

Non-operating income(expense)	(60,321)	(4,053)	(3,841)	7,691	15,756	(44,768)	8,531	921	2,973	(32,343)

Net income(expense) before tax	4,008,987	188,399	183,965	336	1,127,665	5,509,352	190,688	—	(1,477,193)	4,222,847
Tax expense	(962,051)	(40,349)	(42,547)	2,216	(17,756)	(1,060,487)	—	—	9,109	(1,051,378)

Net income(loss)	3,046,936	148,050	141,418	2,552	1,109,909	4,448,865	190,688	—	(1,468,084)	3,171,469

Total assets	485,888,941	16,613,482	12,770,681	7,186,431	30,774,925	553,234,460	3,565,728	—	(31,046,868)	525,753,320

Investment in associate	1,067,880	—	32,207	3,297	24,475,044	25,578,428	7,347	—	(23,836,965)	1,748,810
Other assets	484,821,061	16,613,482	12,738,474	7,183,134	6,299,881	527,656,032	3,558,381	—	(7,209,903)	524,004,510

Total liabilities	456,944,053	13,828,816	11,045,686	6,041,109	4,919,608	492,779,272	73,587	—	(2,994,808)	489,858,051

(*1)	The banking sector includes banks and their consolidated subsidiaries (such as overseas subsidiaries).
(*2)
Other segments include Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(*3)	Other adjustments include the funds subject to Group’s consolidation not included in the reporting segment.
(*4)
Internal adjustments include the adjustment of deposit insurance premiums of 509,832 million Won and fund contribution fees of 533,335 million Won from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards.

(*5)
Consolidation adjustments include the elimination of 175,437 million Won of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of 1,208,522 million Won of dividends received by the holding company from its subsidiaries.

	For the year ended December 31, 2025
	Banking (*1)	Life insurance	Credit card	Capital	Investment securities	Others (*2)	Sub-total	Other adjustments (*3)	Internal adjustments (*4)	Consolidated adjustments (*5)	Total
Net interest income	6,807,324	(105,758)	756,173	210,502	120,077	63,915	7,852,233	145,730	1,030,834	1,972	9,030,769
Non-interest income(expense)	2,133,050	271,296	212,462	214,798	67,059	1,765,771	4,664,436	5,905	(935,248)	(1,808,619)	1,926,474
Impairment losses due to credit loss	(1,126,171)	(5,833)	(433,302)	(120,217)	(31,880)	(282,653)	(2,000,056)	(4,692)	(96,119)	(1,947)	(2,102,814)
General and administrative expense	(4,293,462)	(51,665)	(321,777)	(107,697)	(145,038)	(439,413)	(5,359,052)	(601)	—	180,032	(5,179,621)

Net operating income(expense)	3,520,741	108,040	213,556	197,386	10,218	1,107,620	5,157,561	146,342	(533)	(1,628,562)	3,674,808

Share of gain(loss) of associates	45,928	—	—	(373)	123	43,607	89,285	1,686	—	7,689	98,660
Other non-operating income (expense)	(207,481)	3,075	(18,316)	(2,282)	(50)	(166,826)	(391,880)	1,888	533	706,157	316,698

Non-operating income(expense)	(161,553)	3,075	(18,316)	(2,655)	73	(123,219)	(302,595)	3,574	533	713,846	415,358

Net income(expense) before tax	3,359,188	111,115	195,240	194,731	10,291	984,401	4,854,966	149,916	—	(914,716)	4,090,166
Tax expense	(777,091)	(11,521)	(44,108)	(46,004)	17,153	(5,197)	(866,768)	—	—	4,110	(862,658)

Net income(loss)	2,582,097	99,594	151,132	148,727	27,444	979,204	3,988,198	149,916	—	(910,606)	3,227,508

Total assets	502,846,197	55,054,508	17,512,741	12,361,366	9,706,286	31,861,645	629,342,743	3,922,774	—	(31,808,231)	601,457,286

Investment in associate	1,095,521	—	—	31,002	4,369	25,934,437	27,065,329	—	—	(24,985,321)	2,080,008
Other assets	501,750,676	55,054,508	17,512,741	12,330,364	9,701,917	5,927,208	602,277,414	3,922,774	—	(6,822,910)	599,377,278

Total liabilities	473,158,744	52,279,416	14,620,417	10,523,678	8,504,657	6,370,831	565,457,743	71,563	—	(1,931,268)	563,598,038

(*1)	The banking sector includes banks and their consolidated subsidiaries (such as overseas subsidiaries).
(*2)
Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori FIS Co., Ltd., Woori Finance Research Institute and Woori Venture Partners Co., Ltd.

(*3)	Other adjustments include the funds subject to Group’s consolidation not included in the reporting segment.
(*4)
Internal adjustments include the adjustment of deposit insurance premiums of 500,480 million Won and fund contribution fees of 528,863 million Won from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards.

(*5)
Consolidation adjustments include the elimination of 133,276 million Won of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of 1,448,486 million Won of dividends received by the holding company from its subsidiaries.

(3)	Operating profit or loss from external customers for the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
Details	2023	2024	2025
Domestic	3,055,926	3,767,897	3,430,352
Foreign	443,103	487,293	244,456

Total	3,499,029	4,255,190	3,674,808

(4) Major non-current assets as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

Details (*)	December 31, 2024	December 31, 2025
Domestic	6,068,817	7,364,083
Foreign	592,768	552,243

Total	6,661,585	7,916,326

(*)	Major non-current assets included joint ventures and related business investments, investment properties, premises and equipment, and intangible assets.

(5) Information about major customers
The Group does not have any single customer that generates 10% or more of the Group’s total revenue for the years ended December 31, 2024 and 2025.